Note 5 - Earnings Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 5 – EARNINGS PER COMMON SHARE

Basic earnings per common share (“EPS”) excludes dilution and is computed by dividing net income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

The following information was used in the computation of EPS on both a basic and diluted basis for the three and six months ended June 30, 2015 and 2014:

	For the three months ended
	6/30/15	6/30/14
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$350	$115
Preferred stock net accretion	(3)	(3)
Cumulative preferred stock dividends	(31)	(23)
Net income available to common stockholders	$316	$89

Weighted average shares outstanding, basic	888,587	881,861

Basic earnings per share	$0.36	$0.10

Diluted earnings per share computation:
Net income	$350	$115
Preferred stock net accretion	(3)	(3)
Cumulative preferred stock dividends	(31)	(23)
Net income available to common stockholders	$316	$89

Weighted average shares outstanding, before dilution	888,587	881,861
Dilutive potential shares	1,024	2,814
Weighted average shares outstanding, assuming dilution	889,611	884,675

Diluted earnings per share	$0.36	$0.10

	For the six months ended
	6/30/15	6/30/14
	(In Thousands, Except Per Share Data)
Basic earnings per share computation:
Net income	$693	$193
Preferred stock net accretion	(6)	(6)
Cumulative preferred stock dividends	(54)	(45)
Net income available to common shareholders	$633	$142

Weighted average shares outstanding, basic	888,290	880,973

Basic earnings per share	$0.71	$0.16

Diluted earnings per share computation:
Net income	$693	$193
Preferred stock net accretion	(6)	(6)
Cumulative preferred stock dividends	(54)	(45)
Net income available to common shareholders	$633	$142

Weighted average shares outstanding, before dilution	888,290	880,973
Dilutive potential shares	800	4,700
Weighted average shares outstanding, assuming dilution	889,090	885,673

Diluted earnings per share	$0.71	$0.16

NOTE 19 - EARNINGS PER SHARE

Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2014	2013
	(In Thousands, Except Share Data)
Basic earnings per share computation:
Net income	$805	$1,135
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(90)	(94)
Net income available to common shareholders	$703	$1,029

Weighted average shares outstanding, basic	880,618	872,411

Basic earnings per share	$0.80	$1.18

Diluted earnings per share computation:
Net income	$805	$1,135
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(90)	(94)
Net income available to common shareholders	$703	$1,029

Weighted average shares outstanding, before dilution	880,618	872,411
Dilutive potential shares	4,415	4,576
Weighted average shares outstanding, assuming dilution	885,033	876,987

Diluted earnings per share	$0.79	$1.17